Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2012
Adv Inv | Spartan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses A	0.35%	0.22%
Fee waiver and/or expense reimbursement	0.11%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.08%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 95	$ 52
5 years	$ 180	$ 105
10 years	$ 427	$ 262

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expenses A	0.43%	0.30%
Fee waiver and/or expense reimbursement	0.13%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.30%	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 31	$ 16
3 years	$ 118	$ 75
5 years	$ 221	$ 147
10 years	$ 523	$ 360